Related parties disclosure (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

As at December 31, 2022, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2022	% ownership as at December 31, 2021	Nature of business
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

As at December 31, 2020, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2020	Nature of business
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	Sales & distribution
WISeCoin France R&D Lab SAS	France	2019	EUR 10,000	100.0%	Research & development

As at December 31, 2021, the consolidated financial statements of the Group included the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2021	% ownership as at December 31, 2020	Nature of business
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2022	2021	2022	2021	2022	2021	2020	2022	2021	2020
1	WISeKey International Holding AG	—	—	7,122	10,899	796	526	1,072	—	—	—
2	Wisekey SA	—	—	—	382	—	94	965	—	128	—
3	WISeKey USA Inc	—	—	154	883	558	883	—	—	—	—
4	WISeKey Semiconductors GmbH	—	—	773	615	105	401	161	—	—	—
5	WISeCoin AG	—	—	3,306	3,238	86	90	90	—	—	—
	Total	—	—	11,355	16,017	1,555	1,994	2,288	—	128	—

		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,		in the year ended December 31,
	(in USD'000)	2021	2020	2021	2020	2021	2020	2021	2020
1	WISeKey International Holding AG	—	—	10,899	7,187	526	1,072	—	—
2	WISeKey SA	—	—	382	1,751	94	965	128	—
3	WISeKey USA Inc	—	—	883	—	883	—	—	—
4	WISeKey Semiconductors GmbH	—	—	615	219	401	161	—	—
5	WISeCoin AG	—	—	3,238	3,169	90	90	—	—
	Total	—	—	16,017	12,326	1,994	2,288	128	—

SEALS Corp
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

As at June 30, 2023, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at June 30, 2023	% ownership as at December 31, 2022	Nature of business
WISeKey Semiconductors SAS	France	2010	EUR 1,473,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	June 30,	December 31,	June 30,	December 31,	in the 6 months ended June 30,		in the 6 months ended June 30,
	(in USD'000)	2023 (unaudited)	2022	2023 (unaudited)	2022	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022 (unaudited)
1	WISeKey International Holding AG	—	—	9,656	7,122	1,898	359	—	—
2	WISeKey USA Inc	—	—	646	154	492	255	—	—
3	WISeKey Semiconductors GmbH	—	—	870	773	81	92	—	—
4	WISeCoin AG	—	—	3,349	3,306	37	44	—	—
	Total	—	—	14,521	11,355	2,508	750	—	—